Shareholder Fees	Feb. 01, 2021
First Trust Dow Jones Global Select Dividend Index Fund | First Trust Dow Jones Global Select Dividend Index Fund
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none